Material accounting policies - Derivative financial instruments (Details) $ in Thousands	Dec. 31, 2024 USD ($) interestRateSwap	Oct. 23, 2024 interestRateSwap	Sep. 30, 2024 interestRateSwap	Dec. 31, 2023 USD ($)	Dec. 29, 2023 interestRateSwap	Dec. 28, 2023 interestRateSwap
Disclosure of detailed information about borrowings [line items]
Notional Value | $	$ 111,545			$ 93,607
Number of interest rate swaps | interestRateSwap	4	4			4	12
Number of additional interest rate swaps | interestRateSwap			4
$150 million facility
Disclosure of detailed information about borrowings [line items]
Notional Value | $	$ 150,000